6. Schedule of Effective Income Tax Rate Reconciliation (Details) (CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Benefit at Canadian statutory rates	(19,100)	(10,900)	(8,100)
Effect of reduction in rate	1,000	800	900
Share based payments issued for exploration	12,100
Expiry of loss carry forwards			3,000
Increase (decrease) in valuation allowance	6,000	10,100	4,200
Income Tax Expense (Benefit), Continuing Operations	0	0	0